TRADE AND OTHER PAYABLES - Summary of Trade and Other Payables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Payables [Line Items]
Marketing costs	€ 3,200	€ 3,200	€ 3,000
Trade and other current payables [abstract]
Trade accounts payable	1,124	1,138
Accrued customer marketing costs	775	701
Accrued deposits	246	274
Accrued compensation and benefits	217	234
Accrued taxes	193	251
Other accrued expenses	199	187
Trade and other current payables	2,754	2,785
Supply Chain Finance
Trade and other current payables [abstract]
Trade accounts payable	€ 219	€ 217
Low
Trade And Other Payables [Line Items]
Trade payables settlement period	30 days
High
Trade And Other Payables [Line Items]
Trade payables settlement period	60 days